Fees and Expenses	Jan. 15, 2026 USD ($)
Vest US Large Cap 10% Buffer Strategies Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Investor Class	Institutional Class	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of the net asset value (“NAV”) at time of purchase)	None	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Investor Class	Institutional Class	Class Y
Management Fee	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution (12b-1) and Service Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.25%	0.24%	0.25%	0.25%	0.24%
Shareholder Services Plan	0.13%	0.15%	0.13%	0.09%	None
Total Annual Fund Operating Expenses	1.34%	2.10%	1.34%	1.05%	0.95%
Fee Waivers and/or Expense Reimbursements(1)	-0.14%	-0.15%	-0.14%	-0.10%	-0.25%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.20%	1.95%	1.20%	0.95%	0.70%
(1)	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2026 only by mutual written consent.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$690	$962	$1,254	$2,083
Class C	$198	$643	$1,115	$2,419
Investor Class	$122	$411	$721	$1,600
Institutional Class	$97	$324	$570	$1,274
Class Y	$72	$278	$501	$1,144

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 54.65%.

Portfolio Turnover, Rate	54.65%
Vest US Large Cap 20% Buffer Strategies Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Investor Class	Institutional Class	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Investor Class	Institutional Class	Class Y
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.84%	0.34%	0.30%	0.32%	0.31%
Shareholder Services Plan	0.13%	0.14%	0.18%	0.10%	None
Total Annual Fund Operating Expenses	1.97%	2.23%	1.48%	1.17%	1.06%
Fee Waivers and/or Expense Reimbursements(1)	-0.77%	-0.28%	-0.28%	-0.22%	-0.36%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.20%	1.95%	1.20%	0.95%	0.70%

(1)	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2026 only by mutual written consent.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$690	$1,087	$1,509	$2,680
Class C	$198	$670	$1,169	$2,543
Investor Class	$122	$440	$781	$1,744
Institutional Class	$97	$350	$622	$1,401
Class Y	$72	$301	$550	$1,262

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 24.41%.

Portfolio Turnover, Rate	24.41%
Vest S&P 500 Dividend Aristocrats Target Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Investor Class	Institutional Class	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Investor Class	Institutional Class	Class Y
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.41%	0.44%	0.38%	0.44%	0.45%
Shareholder Services Plan	0.12%	0.02%	0.25%	0.10%	None
Total Annual Fund Operating Expenses	1.53%	2.21%	1.63%	1.29%	1.20%
Fee Waivers and/or Expense Reimbursements(1)	-0.33%	-0.26%	-0.43%	-0.34%	-0.50%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.20%	1.95%	1.20%	0.95%	0.70%
(1)	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%,. The Adviser may not terminate this expense limitation agreement prior to February 28, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2026 only by mutual written consent.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$690	$1,000	$1,332	$2,267
Class C	$198	$666	$1,161	$2,524
Investor Class	$122	$472	$846	$1,897
Institutional Class	$97	$375	$675	$1,527
Class Y	$72	$331	$611	$1,410

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 536.68%.

Portfolio Turnover, Rate	536.68%
Vest Bitcoin Strategy Managed Volatility Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None	None
Exchange Fee	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	Class Y
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) and Service Fees	0.25%	None	None
Other Expenses	1.94%	1.88%	2.12%
Shareholder Services Plan	0.25%	0.08%	0.00%
Total Annual Fund Operating Expenses	3.44%	2.96%	3.12%
Fee Waivers and/or Expense Reimbursements(1)	-2.20%	-1.97%	-2.23%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.24%	0.99%	0.89%
(1)	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.99% of the daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.89%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2026 only by mutual written consent.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
Investor Class	$126	$851	$1,599	$3,573
Institutional Class	$101	$729	$1,384	$3,140
Class Y	$91	$753	$1,440	$3,274

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 456.06%.

Portfolio Turnover, Rate	456.06%